CAPITAL RISK MANAGEMENT - Debt Leverage Ratio (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Share Capital, Reserves And Other Equity Interest [Abstract]
Adjusted net debt	$ 43,330	$ 43,134
Divided by: trailing 12-month adjusted EBITDA	$ 9,617	$ 8,581
Debt leverage ratio	4.5	5.0